Convertible Notes and Notes Payable (Details Narrative)											1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
		Jan. 11, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Aug. 01, 2022 USD ($) $ / shares shares	Apr. 30, 2022 $ / shares shares	Mar. 11, 2022 USD ($)	Feb. 08, 2022 USD ($)	Dec. 28, 2021 USD ($) $ / shares shares	Mar. 09, 2021 USD ($)	Aug. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 13, 2024 $ / shares	Aug. 06, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Aug. 31, 2023 $ / shares	Jan. 31, 2023 USD ($) $ / shares shares	Apr. 29, 2022 $ / shares
Short-Term Debt [Line Items]
Principal balance				$ 500,000													$ 2,254,856
Number of warrants to purchase | shares									62,500																127,260
Exercise price of warrants | $ / shares			$ 111.04		$ 20.00	$ 8.00			$ 8.00		$ 16.00	$ 8.00						$ 111.04	$ 8.00						$ 1.93	$ 16.00
Proceeds from convertible note payable																$ 3,935,000	3,935,000	$ 550,715
Interest rate									10.00%	1.00%	10.00%
Convertible notes payable													$ 10,000,000.0		10,000,000.0		10,000,000
Expected years											4 years 6 months
Estimated fair value					$ 146,624													398,675
Allocation of financing costs															101,651
Warrant derivative liability													74,107		74,107		414,512								$ 1,189,000
Legal fees													1,322,002	$ 288,416	2,323,013	1,072,728	1,328,435	822,727
Debt principal amount				500,000
Interest expense debt														538,302		1,550,479	2,123,049
Convertible Notes																	595,999
Amortization of debt discount															1,079,444	1,654,724	2,123,049	$ 377,384
Debt, principal													345,139	331,800	846,806	1,925,700
Accrued interest														54,096		294,927	0
Interest paid													22,724		79,682
Payment including principal and accrued interest													367,863		926,488
Loss on settlement of convertible debt													762,186		833,501
Interest expense														623,465		1,952,147
Share price | $ / shares		$ 18.80	$ 16.00															$ 16.00		$ 1.00				$ 1.00
Principal balance | shares																		3,750
Amortization expense																	1,523,768	$ 331,978
Convertible note payable																	731,088
Term notes issued			$ 73,007							$ 73,007								$ 73,007
Term note description										no more than 25% of the amount forgiven to be attributable to non-payroll costs
Notes payable									$ 500,000
Debt maturity date									Dec. 28, 2022
Promissory note									$ 494,925
Issuance cost									21,890
Warrants issuance							$ 92,336	$ 92,336	$ 418,449
Conversion price per share | $ / shares					$ 32.00	$ 32.00			$ 40.00		$ 32.50							$ 32.00
Volatility			86.10%		80.00%	83.60%			86.30%		82.50%
Risk free rate					2.66%	2.55%			1.27%		3.43%
Warrants outstanding and exercisable | shares						62,500						62,500
Deemed dividend on modification of equity classified warrants																		$ 941,000
Expected term						4 years 9 months
Gain (loss) on extinguishment of debt				$ 1,531,852														$ (1,795,652)
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares				62,500														62,500
Stock issued during period, value, new issues				$ 2,031,250														$ 9,951,356	$ 2,031,249
Debt issuance costs related party							$ 17,363	$ 17,363
Principal increase decrease rate					10.00%
Gain (loss) on sale of assets and asset impairment charges																		1,198,438
Proceeds from note payable-related party															250,000			50,000
Finance fee																104,245	104,245	$ 189,912
Minimum [Member]
Short-Term Debt [Line Items]
Principal balance | shares												10,000,000
Conversion price per share | $ / shares												$ 99.92
Risk free rate																		1.81%
Maximum [Member]
Short-Term Debt [Line Items]
Conversion price per share | $ / shares												$ 40.00
Risk free rate																		1.96%
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense														0		6,825
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Fair value measurement					$ 45,000				$ 367,000				74,107		74,107		410,660					$ 359,919	$ 214,615
Common Stock [Member]
Short-Term Debt [Line Items]
Debt, principal													$ 1,172,850	$ 331,800	$ 1,408,050	$ 1,925,700	$ 1,925,700
Settlements in form of shares | shares													719,148	62,761	797,345	297,625
Share price | $ / shares			$ 32.00															$ 32.00
Principal balance | shares																	297,625	352,443
Stock issued during period, value, new issues																		$ 4
Warrant [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares																									127,260
Exercise price of warrants | $ / shares																									$ 18.80
Alto Convertible Note [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares																									8,909
Exercise price of warrants | $ / shares																									$ 18.80
Cash collateral																					$ 600,000
Convertible Notes																					$ 1,200,000
Alto Convertible Note [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares																									8,909
Exercise price of warrants | $ / shares																									$ 18.80
2022 Convertible Bridge Notes [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares			$ 0.08															$ 0.08
Interest rate							6.00%	6.00%
Convertible notes payable							$ 225,000	$ 365,000
Convertible Notes			$ 221,000		$ 31,000													$ 221,000
Amortization expense																		37,745
Promissory note							$ 525,715	$ 525,715
Gain (loss) on extinguishment of debt																		$ 310,621
Interest rate							6	6
Debt instrument conversion rate					50.00%		50.00%	50.00%										50.00%
Fees paid							$ 64,285	$ 64,285
Principal increase decrease rate																		10.00%
Debt issuance costs related party																		$ 108,858
Payments of derivative issuance costs																		$ 65,126
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 32.00															$ 32.00
2022 Convertible Bridge Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt issuance costs related party																		$ 173,984
2022 Convertible Bridge Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrant | shares			18,438															18,438
2022 Convertible Bridge Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrant | shares			18,438															18,438
August 2022 [Promissory Notes Member]
Short-Term Debt [Line Items]
Principal balance			$ 75,000															$ 75,000
Number of warrants to purchase | shares			3,750															3,750
Exercise price of warrants | $ / shares					$ 20.00
Interest rate					10.00%
Convertible notes payable					$ 50,000						$ 25,000
Unamortized discount			$ 2,206															$ 2,206
Principal balance | shares																		3,750
Amortization expense																		$ 50,000
Promissory note					50,000
Fair value measurement					$ 27,162
Gain (loss) on extinguishment of debt																		44,614
Debt instrument conversion rate					50.00%
Notes issued					$ 2,500
Proceeds from note payable-related party					50,000
Finance fee					124,786
Long-Term Debt, Gross					$ 0
Debt Instrument, Unamortized Discount, Current			$ 7,661															7,661
August 2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares					$ 20.00
Interest rate					6.00%
Convertible notes payable					$ 75,000
Debt instrument conversion rate					50.00%
Notes issued					$ 3,750
August 2022 Notes [Member]
Short-Term Debt [Line Items]
Estimated fair value																		$ 121,875
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected years													5 years		5 years		5 years
Measurement Input, Expected Term [Member] | Warrant [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Expected years	[1]												29 days		29 days
Measurement Input, Expected Term [Member] | Warrant [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Expected years	[1]												2 years 3 months 10 days		2 years 3 months 10 days
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input													110		110		110
Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input	[1]												92.04		92.04
Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input	[1]												101.79		101.79
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input													3.53		3.53		3.53
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input	[1]												3.64		3.64
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input	[1]												4.93		4.93
Boustead Securities LLC [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares			22,535										8,909		8,909		8,909	22,535
Exercise price of warrants | $ / shares					$ 20.00						$ 97.52		$ 18.80		$ 18.80		$ 18.80
Interest rate			10.00%															10.00%
Payment for placement agent															$ 345,000		$ 345,000
Estimated fair value															99,543		99,543
Allocation of financing costs															232,027		232,027
Warrant derivative liability													$ 104,245		104,245		104,245
Equity warrant as reduction in additional paid in capital													8,727		8,727		8,727
Interest expense debt													270,538		1,198,738		2,484,193
Amortization of debt discount													247,430		1,079,444
Debt, principal													1,172,850		1,408,050		1,925,700
Accrued interest													35,888		54,670		294,927
Share price | $ / shares					20.00
Conversion price per share | $ / shares					$ 32.00
Volatility					80.00%
Risk free rate					2.66%
Issuance of warrants shares | shares					625
Proceeds from Issuance of Private Placement					$ 14,662
Boustead Securities LLC [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Estimated fair value															1,288,543		1,288,543
Unamortized discount													300,000		300,000		300,000
Legal fees															65,000		65,000
Interest fee															215,000		215,000
Debt principal amount													$ 1,442,000		1,442,000		1,442,000
Interest expense debt															$ 3,310,543		$ 3,310,543
Boustead Securities LLC [Member] | 2022 Convertible Bridge Notes [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares			2,582								2,582							2,582
Exercise price of warrants | $ / shares			$ 16.00								$ 16.00							$ 16.00
Interest rate							10.00%	10.00%
Estimated fair value																		$ 92,336
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal balance		$ 4,300,000
Number of warrants to purchase | shares		127,260
Exercise price of warrants | $ / shares		$ 1.93
Proceeds from convertible note payable		$ 3,935,000
Debt description		the Alto Convertible Note is convertible into shares of common stock at a price per share equal to the lower of (i) $18.80, (ii) 90% of the three lowest daily VWAPs of the 15 trading days prior to the payment date, or (iii) 90% of the VWAP of the trading day prior to payment date. The noteholder may convert at any time at a fixed price of $18.80 per share.
Derivative liability		$ 1,442,000
Interest rate		5.00%
Warrant derivative liability		$ 1,442,000
Effective interest rate		346.00%
Securities Purchase Agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares		$ 18.80

[1]	Based on a Monte Carlo simulation analysis of 250,000 iterations